Condensed Consolidated Statements of Financial Position - SEK (kr) kr in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Non-current assets
Intangible assets	kr 515,028	kr 483,841	kr 460,304
Equipment	9,222	7,468	7,034
Right-of-use assets	32,271	24,452	29,586
Non-current financial assets	16,617	11,210	5,807
Deferred tax assets	22,423	13,799	5,420
Total non-current assets	595,560	540,770	508,151
Current assets
Inventories	17,697	3,647	730
Current receivables	146,365	88,721	52,873
Prepaid expenses and accrued income	83,343	70,741	49,739
Cash	866,181	1,249,094	846,799
Total current assets	1,113,587	1,412,204	950,142
TOTAL ASSETS	1,709,147	1,952,973	1,458,293
Equity
Equity attributable to equity holders of the Parent Company	504,367	766,264	721,094
Total equity	504,367	766,264	721,094
Non-current liabilities
Provisions	15,146	12,675	8,859
Contingent consideration	69,290	75,880	59,559
Deferred tax liabilities	41,950	39,752	32,259
Non-current interest-bearing liabilities	759,052	713,030	437,392
Lease liabilities	20,512	15,792	20,635
Other non-current liabilities	8,521	4,350
Total non-current liabilities	914,471	861,479	558,705
Current liabilities
Accounts payable	72,037	160,404	81,666
Other current liabilities	30,742	28,381	15,893
Accrued expenses and deferred revenue	187,531	136,446	80,935
Total current liabilities	290,309	325,231	178,494
TOTAL EQUITY AND LIABILITIES	kr 1,709,147	kr 1,952,973	kr 1,458,293